Fair Value Measurements (Details) - Schedule of financial instruments that are measured or disclosed at fair value - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Cash equivalents	$ 165	$ 4,863	$ 35,856
Liabilities:
Total	165	4,863	35,856
Level 1 [Member] | Derivative Liability [Member]
Liabilities:
Total
Level 1 [Member] | Warrant Liability [Member]
Liabilities:
Total
Level 2 [Member]
Assets:
Cash equivalents
Liabilities:
Total
Level 2 [Member] | Derivative Liability [Member]
Liabilities:
Total
Level 2 [Member] | Warrant Liability [Member]
Liabilities:
Total
Level 3 [Member]
Assets:
Cash equivalents
Liabilities:
Total	(4,080)	(3,488)	(4,384)
Level 3 [Member] | Derivative Liability [Member]
Liabilities:
Total	(4,080)	(3,488)	(2,380)
Level 3 [Member] | Warrant Liability [Member]
Liabilities:
Total			$ (2,004)